Other income (Tables)	6 Months Ended
Jun. 30, 2025
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the three and six months ended June 30, 2025, and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Interest and other income	$52,128	$71,976	$144,388	$156,023
Management fees	9,888	9,148	22,190	18,518
	$62,016	$81,124	$166,578	$174,541